Exhibit 1

KPMG LLP	Tel +44 (0) 113 231 3000
1 Sovereign Square	Fax +44 (0) 113 231 3200
Sovereign Street	john.midgley@kpmg.co.uk
Leeds LS1 4DA	Mobile +44 7500 607 840
United Kingdom

Private & confidential
The Directors	Your ref	TABS 8
Together Asset Backed Securitisation
2023-1ST1 PLC	Our ref	JM/AP/CC1474
10th Floor 5 Churchill Place
London E14 5HU	Contact	John Midgley
+44 113 231 3916

Together Financial Services Limited

Together Commercial Finance Limited

Together Personal Finance Limited

Lake View, Lakeside

Cheadle SK8 3GW

BNP Paribas

16 boulevard des Italiens

75009 Paris, France

Barclays Bank PLC

1 Churchill Place

Canary Wharf

London E14 5HP

Natixis

7 Promenade Germaine Sablon

75013 Paris, France

2 May 2023

Dear All

Engagement to perform agreed-upon procedures in relation to a portfolio of mortgage loans proposed to be the subject of a securitisation

In accordance with the terms of our engagement letter dated 27 April 2023 (the “Engagement Letter”), we have performed certain agreed-upon procedures in relation to the portfolio of mortgage loans referred to above proposed to be the subject of a securitisation (the “Securitisation”). This letter reports on our performance of those agreed-upon procedures (the “Data AUP Letter”). This Data AUP Letter is confidential and agreed disclosure restrictions apply.

This Data AUP Letter is addressed to the directors of Together Asset Backed Securitisation 2023-1ST1 PLC (the “Issuer”), Together Financial Services Limited (“TFSL”), Together Commercial Finance Limited and Together Personal Finance Limited (the “Originators”), BNP Paribas (the “Arranger”), Barclays Bank PLC and Natixis (and together with the Arranger, the “Joint Lead Managers”) and collectively all addressees of this Data AUP Letter are referred to as the “Data AUP Letter Recipients”.

KPMG LLP, a UK limited liability partnership and a member firm of the KPMG global organisation of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

Registered in England No OC301540

Registered office: 15 Canada Square, London, E14 5GL

For full details of our professional regulation please refer to

‘Regulatory information’ under ‘About’ at www.kpmg.com/uk

KPMG LLP

Engagement to perform agreed-upon procedures in relation to a portfolio of mortgage loans proposed to be the subject of a securitisation

2 May 2023

The procedures that we will perform are solely for the purpose of assisting you in determining the accuracy of data that you are preparing in connection with the Securitisation and so may not be suitable for any other purpose. We will not accept any responsibility to any other party to whom our Data AUP Letter is shown or into whose hands it may come.

Responsibilities of the Data AUP Letter Recipients

It is the responsibility of the Data AUP Letter Recipients to determine the sufficiency of these procedures agreed with them for their own purposes. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purposes for which this report has been requested or for any other purpose.

The Data AUP Letter Recipients have acknowledged that the agreed-upon procedures are appropriate for the purpose of the engagement. The Originators are responsible for the subject matter on which the agreed-upon procedures are performed.

Our Responsibilities

Our engagement was undertaken in accordance with International Standard on Related Services 4400 (Revised), Agreed-Upon Procedures Engagements issued by the International Auditing and Assurance Standards Board. An agreed-upon procedures engagement involves our performing the procedures that have been agreed with the Data AUP Letter Recipients, and reporting the factual findings, which are the factual results of the agreed-upon procedures performed. We make no representation regarding the appropriateness of the agreed-upon procedures.

This agreed-upon procedures engagement is not an assurance engagement. Accordingly, we do not express an opinion or an assurance conclusion.

Had we performed additional procedures, other matters might have come to our attention that would have been reported.

Professional Ethics and Quality Control

We have complied with the ethical requirements in the ICAEW Code of Ethics issued by the Institute of Chartered Accountants in England and Wales. For the purpose of this engagement, there are no independence requirements with which we are obliged to comply.

JM/AP/CC1474	2

KPMG LLP

Engagement to perform agreed-upon procedures in relation to a portfolio of mortgage loans proposed to be the subject of a securitisation

2 May 2023

We apply International Standard on Quality Control (UK) 1 Quality Control for Firms that Perform Audits and Reviews of Financial Statements, and Other Assurance and Related Services Engagements. Accordingly, we maintain a comprehensive system of quality control including documented policies and procedures regarding compliance with ethical requirements and professional standards as well as applicable legal and regulatory requirements.

Procedures and Findings

The procedures performed were not intended to satisfy any criteria for due diligence published by any nationally recognised statistical rating organisation (“NRSRO”).

We have been provided with a data file entitled “TABS_VIII_Account_Numbers.xlsx” containing a list of mortgage loans proposed to be the subject of a securitisation (the “Portfolio”). A sample of 400 items was drawn at random from the Portfolio (the “Sample”). The number of items in the Sample was determined on the basis described in the scope of services (the “Scope of Services”) attached as Appendix A.

The Originators have subsequently provided to us a data file entitled “TABS_VIII_BoE Loan Level Data_2023_02_28.xlsx” containing details relating to items in the Sample as at 28 February 2023 (the “Portfolio Date”) (the “Extraction File”), together with source documentation relating to the mortgage loans in the Sample.

The procedures were performed on the Extraction File and the source documentation (the “Sources”) provided to us by the Originators. We have not verified or evaluated such Sources and therefore we express no opinion or any other form of assurance regarding the reliability, accuracy or adequacy of the Sources, or as to whether any of the Sources omit any material facts. Furthermore, we express no opinion or any other form of assurance regarding the reliability, accuracy or adequacy of the disclosures in the Extraction File, or any legal matters relating to the Portfolio or the physical existence of the mortgage properties.

The procedures performed did not address, without limitation: (i) the conformity of the origination of the Portfolio to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of any collateral securing the Portfolio, (iii) the compliance of the Originators of the Portfolio with applicable laws and regulations, or (iv) any other factor or characteristic of the Portfolio that would be material to the likelihood that the issuer or the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

Findings

The findings from the agreed-upon procedures are set out in Appendix B.

JM/AP/CC1474	3

KPMG LLP

Engagement to perform agreed-upon procedures in relation to a portfolio of mortgage loans proposed to be the subject of a securitisation

2 May 2023

Based on the instructions provided to us and the assumptions set out in the Scope of Services, the following statistical interpretation can be applied to the findings set out in Appendix B: on the basis of the number of differences between the Extraction File and the Sources identified in the Sample (as reported on the ‘Differences’ lines of Appendix B and the number of missing sources relating to the Sample (as reported on the ‘Missing Sources’ line of Appendix B) it can be calculated that there is a 99% level of confidence that not more than X% of the population contains such findings relating to the specified procedure, where X is the relevant percentage reported on the ‘Statistical extrapolation’ lines of Appendix B.

Details of the differences, and missing documentation found as a result of the agreed-upon procedures, and listed in Appendix B, are set out in Appendix C.

General

This Data AUP Letter may only be relied upon in respect of the matters to which it refers and as of its date. In relying upon this Data AUP Letter, you agree (save as may otherwise have been expressly agreed in writing) that we have no responsibility to, and we will not, perform any work subsequent to the date of this Data AUP Letter nor to consider, monitor, communicate or report the impact of any events or circumstances which may occur or may come to light subsequent to the date of this Data AUP Letter.

This Data AUP Letter is not issued in accordance with the professional standards of the American Institute of Certified Public Accountants or the US Public Company Accounting Oversight Board. We will provide separately an executed Form ABS Due Diligence-15E, Certification of Provider of Third-Party Due Diligence Services for Asset-Backed Securities (“Form ABS Due Diligence-15E”), using the form made available by the US Securities and Exchange Commission (“SEC”), to which this Data AUP Letter will be appended. The executed Form ABS Due Diligence-15E will be provided, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with SEC Release No. 34-72936, Nationally Recognized Statistical Rating Organizations (the “SEC Release”), pursuant to which you are required to make publicly available the findings and conclusions of any third-party due diligence report obtained. This Data AUP Letter alone is not to be relied on in the United States and we accept no responsibility for any use that you may make of this Data AUP Letter alone in the United States.

The requirement to make publicly available findings and conclusions includes disclosure of the criteria against which loans were evaluated, and how the evaluated loans compared to those criteria, along with the basis for including any loans not meeting those criteria. This is accomplished by including such information, which will include this Data AUP Letter, in Form ABS-15G, Asset-Backed Securitizer Report Pursuant to Section 15G of the Securities Exchange Act of 1934 (“Form ABS 15G”), which is required to be furnished by the Issuer or underwriter to the SEC through the Electronic Data Gathering, Analysis, and Retrieval (“EDGAR”) system.

JM/AP/CC1474	4

KPMG LLP

Engagement to perform agreed-upon procedures in relation to a portfolio of mortgage loans proposed to be the subject of a securitisation

2 May 2023

The Issuer, sponsor or underwriter of an asset–backed securitisation is required to maintain a website (the “Rule 17g-5 website”) pursuant to paragraph (a)(3) of Rule 17g-5 of the US Code of Federal Regulations (17 CFR 240.17g-5). The SEC Release requires any NRSRO producing a credit rating to which “third party due diligence services” relate, to publish with its rating any executed Form ABS Due Diligence-15E containing information about the relevant security or money market instrument that the NRSRO receives or obtains through a Rule 17g-5 website. The agreed-upon procedures performed by KPMG on which this Data AUP Letter reports amount to “third party due diligence services” as defined in the SEC Release.

To facilitate a relevant NRSRO meeting this publication obligation, we are required to furnish any executed Form ABS Due Diligence-15E to any such NRSRO. As envisaged by the SEC Release, we will do so by providing the prescribed form to the Issuer, sponsor, or underwriter of the securitisation that maintains the Rule 17g-5 website, or to any NRSRO that requests it. In addition, the SEC Release requires that an NRSRO producing a credit rating publicly disclose each prescribed form that was posted to the Rule 17g-5 website. Such information may therefore be posted on the website of any relevant NRSRO.

Any such publicity shall take place, without in any way or on any basis affecting or adding to or extending our duties and responsibilities to you or giving rise to any duty or responsibility being accepted or assumed by or imposed on KPMG to any party except you, to facilitate your compliance with the SEC Release. Accordingly, any party (including rating agencies and investors) obtaining access to this Data AUP Letter as appended to the executed Form ABS Due Diligence-15E or separately is not authorised by KPMG to use or rely upon the Data AUP Letter, any such use or reliance shall take place at the relevant party’s own risk and, to the fullest extent permitted by law, we will have no responsibility and will deny any liability to any such party.

Yours faithfully

KPMG LLP

Attached
Appendix A	Scope of the Services
Appendix B	Findings
Appendix C	Details of Findings

JM/AP/CC1474	5

KPMG LLP

Engagement to perform agreed-upon procedures in relation to a portfolio of mortgage loans proposed to be the subject of a securitisation

2 May 2023

Appendix A: Scope of the Services

This Appendix sets out the procedures that the Data AUP Letter Recipients have instructed us, and that we have agreed, to perform.

Provision of a data file

The Data AUP Letter Recipients have informed us that the Originators will provide a data file to us containing a list of mortgage loans proposed to be the subject of a securitisation (the “Portfolio”). We will draw a sample of items at random from the data file (the “Sample”) and will notify the items selected to the Originators. The number of items in the Sample will be determined on the basis described under “Sampling” below.

The Originators will then provide a data file to us containing details relating to items in the Sample as at a date to be determined by the Data AUP Letter Recipients (the “Portfolio Date”) (the “Extraction File”).

The Originators will also provide source documentation to us that the Data AUP Letter Recipients wish us to use for the purposes of the agreed-upon procedures.

Sampling

Sampling is a process of examining less than the total number of items in a population in order to calculate a statistical interpretation about that population. Sampling techniques inherently assume that the sample is representative of the population as a whole. The Data AUP Letter Recipients have requested that we calculate the sample size based on the total number of items in the Portfolio using the following parameters:

•	Expected deviation rate: 0%

•	Tolerable deviation rate: 1%

•	Confidence level: 99%

on the basis that differences between the data attributes and their respective sources are hypergeometrically distributed. We make no representations regarding the use of, or assumptions underlying the sampling techniques.

Procedures

The procedures that the Data AUP Letter Recipients have instructed us, and that we have agreed, to perform in relation to the information contained in the Extraction File are set out in the table below.

JM/AP/CC1474	6

KPMG LLP

Engagement to perform agreed-upon procedures in relation to a portfolio of mortgage loans proposed to be the subject of a securitisation

2 May 2023

Procedure No	Data Attribute in the Extraction File	Procedure	Data Source	Tolerance
1	Employment Type

For each item in the Sample, check whether the Data Attribute matches the Data Source

As instructed by the Originators, where the loan is self-funded, the Data Attribute may be recorded as ‘self-employed’ regardless of the borrower’s actual employment status

As instructed by the Originators, where the borrower has multiple employment types, we will consider the employment type which has higher income as shown on the Loan Origination System

			Application Form/Loan Rationale	We have not recorded a difference where the borrower is employed and the employment status is ‘self- employed’ and the loan is self-funded

2	First Time Buyer	For each item in the Sample, check whether the Data Attribute matches the Data Source For the avoidance of doubt for all loans that are buy to let we have marked this procedure as N/A	Application Form/Loan Rationale/ Loan Origination System	None

3	Loan Purpose

For each item in the Sample, check whether the Data Attribute matches the Data Source

Where the information in the Application Form does not match the Extraction File, the Loan Rationale will supersede the other Data Sources

			Application Form/Loan Rationale	None

4	Signatures

For each item in the Sample, we will check whether the Data Source was signed in the designated space

Where the Data Source includes a request to complete the Application Form electronically and no wet signature is present we have marked these items in the sample as N/A

As instructed by the Originators, where the application is a direct application we have marked these items in the Sample as N/A

			Application Form/Fair Processing Notice/Client Authority	None

5	Income

For each item in the Sample, we will check that there is evidence of income on file

For the avoidance of doubt, we have not sought to verify the income amounts shown in the Extraction File

As instructed by the Originators, where the income is automated, we will check the affordability screen within the Loan Origination System has been completed

			Record of Income/ Valuation Report (BTL)/Tenancy Agreement (BTL)/Loan Origination System	None

JM/AP/CC1474	7

KPMG LLP

Engagement to perform agreed-upon procedures in relation to a portfolio of mortgage loans proposed to be the subject of a securitisation

2 May 2023

As instructed by the Originators, where the Lending Standards state that an affordability assessment relating to income is not required we have marked this procedure as N/A

6	Bankruptcy Flag

For each item in the Sample, check whether the Data Attribute matches the Data Source

As instructed by the Originators, where the borrower is confirmed to be a foreign national as per the Loan Rationale, a credit report will not be available. For the avoidance of doubt, we have marked these items in the Sample as N/A

			Credit Report	None

7	Number of Unsatisfied CCJs

For each item in the Sample, check whether the Data Attribute matches the Data Source

As instructed by the Originators, where the borrower is confirmed to be a foreign national as per the Loan Rationale, a credit report will not be available. For the avoidance of doubt, we have marked these items in the Sample as N/A

			Credit Report	None

8	Value of Unsatisfied CCJs

For each item in the Sample, check whether the Data Attribute matches the Data Source

As instructed by the Originators, where the borrower is confirmed to be a foreign national as per the Loan Rationale, a credit report will not be available. For the avoidance of doubt, we have marked these items in the Sample as N/A

			Credit Report	None

9	Number of Satisfied CCJs

For each item in the Sample, check whether the Data Attribute matches the Data Source

As instructed by the Originators, where the borrower is confirmed to be a foreign national as per the Loan Rationale, a credit report will not be available. For the avoidance of doubt, we have marked these items in the Sample as N/A

			Credit Report	None

10	Proof of ID

For each item in the Sample, check whether there is evidence of proof of ID within the loan file

As instructed by the Originators, where there is no evidence of the electronic ID check on the Credit Report nor evidence of Proof of ID, we will check the Financial Crime tab within the Loan Origination System for evidence of an electronic ID pass

			Credit Report/Proof of ID/Loan Origination System	None

JM/AP/CC1474	8

KPMG LLP

Engagement to perform agreed-upon procedures in relation to a portfolio of mortgage loans proposed to be the subject of a securitisation

2 May 2023

11	Property Type

For each item in the Sample, check whether the Data Attribute matches the Data Source.

As instructed by the Originators, where the Loan Rationale states a valuation is not required, we have marked this procedure as N/A

		Valuation Report	None

12	Security Address

For each item in the Sample, check whether the Data Attribute per the IT System matches the Data Source

As instructed by the Originators, where the Loan Rationale states a valuation is not required, we have marked this procedure as N/A

		Valuation Report	Differences attributable to spelling mistakes or contractions or missing data (other than the first line of the address) where there are no contradictory elements are to be treated as matching the source

13	Signatures

For each item in the Sample, we will check whether the Data Source has been signed in the designated space

Where the Valuation Method (Procedure 16) in the Data Source was identified as an AVM, there is no signature available to perform this test. For the avoidance of doubt, we have marked these items in the Sample as N/A

As instructed by the Originators, where the Loan Rationale states a valuation is not required, we have marked this procedure as N/A

		Valuation Report	None

14	Valuation Amount

For each item in the Sample, check whether the Data Attribute matches the Data Source

As instructed by the Originators, where a council valuation has been performed and shows a lower valuation this will not be reported as a difference

As instructed by the Originators, where the purchase price stated on the Report on Title is lower than the original market value this will not be reported as a difference

As instructed by the Originators, where the Loan Rationale states a valuation is not required, we have marked this procedure as N/A

		Valuation Report/ Valuer Letter/Council Valuation/Rep ort on Title	None

JM/AP/CC1474	9

KPMG LLP

Engagement to perform agreed-upon procedures in relation to a portfolio of mortgage loans proposed to be the subject of a securitisation

2 May 2023

15	Valuation Date

For each item in the Sample, check whether the Data Attribute matches the Data Source

As instructed by the Originators, where the Loan Rationale states a valuation is not required, we have marked this procedure as N/A

			Valuation Report/ Valuer Letter	+/- 3 months

16	Valuation Method

For each item in the Sample, check whether the Data Attribute matches the Data Source

As instructed by the Originators, where the Loan Rationale states a valuation is not required, we have marked this procedure as N/A

			Valuation Report	None

17	Amount Advanced

For each item in the Sample, check whether the Data Attribute matches the Data Source

As instructed by the Originators, where the Loan Acceptance Fee (LAF) has been amended after the Offer Letter was issued and there is a LAF Letter that confirms a reduction, and the difference between the Extraction File and Data Source is the same amount as the reduction shown in the IT System, this will not be reported as a difference

			Offer Letter/Loan Agreement	None

18	Borrower Name	For each item in the Sample, check whether the Data Attribute per the IT System matches the Data Source	Offer Letter/Loan Agreement	Differences attributable to spelling mistakes or contractions are to be treated as matching the source

19	Interest Rate Type	For each item in the Sample, check whether the Data Attribute matches the Data Source	Offer Letter/Loan Agreement	None

20	Maturity Date

For each item in the Sample, check whether the Data Attribute matches the calculated Maturity Date

As instructed by the Originators, the Maturity Date is calculated by adding the Original Loan Term from the Data Source to the Origination Date as per the IT System (Procedure 32)

			Offer Letter/Loan Agreement	None

21	Original Loan Term	For each item in the Sample, check whether the Data Attribute matches the Data Source	Offer Letter/Loan Agreement	None

JM/AP/CC1474	10

KPMG LLP

Engagement to perform agreed-upon procedures in relation to a portfolio of mortgage loans proposed to be the subject of a securitisation

2 May 2023

22	Repayment Type	For each item in the Sample, check whether the Data Attribute matches the Data Source	Offer Letter/Loan Agreement	None

23	Security Address	For each item in the Sample, check whether the Data Attribute per the IT System matches the Data Source	Offer Letter/Loan Agreement	Differences attributable to spelling mistakes or contractions or missing data (other than the first line of the address) where there are no contradictory elements are to be treated as matching the source

24	Signatures

For each item in the Sample, we will check whether the Data Source has been signed in the designated space

As instructed by the Originators, where a Variation Letter has been used, this procedure has been marked as N/A

			Offer Letter/Loan Agreement	None

25	Borrower Name	For each item in the Sample, check whether the Data Attribute per the IT System matches the Data Source	Legal Charge/ Certificate of Title/Report on Title/Standard Security/Land Registry	Differences attributable to spelling mistakes or contractions are to be treated as matching the source

26	Security Address	For each item in the Sample, check whether the Data Attribute per the IT System matches the Data Source	Legal Charge/ Certificate of Title/Report on Title/Standard Security/Land Registry	Differences attributable to spelling mistakes or contractions or missing data (other than the first line of the address) where there are no contradictory elements are to be treated as matching the source

27	Arrears Balance	For each item in the Sample, check whether the Data Attribute matches the Data Source	IT System	None

JM/AP/CC1474	11

KPMG LLP

Engagement to perform agreed-upon procedures in relation to a portfolio of mortgage loans proposed to be the subject of a securitisation

2 May 2023

28	Current Principal Balance

For each item in the Sample, check whether the Data Attribute matches the Data Source

For the avoidance of doubt, we will check the Current Principal Balance shown in the Extraction File using the transaction history screen within the IT System as of the Portfolio Date adjusted for actuarial interest applied before that date

			IT System	None

29	Current Interest Rate	For each item in the Sample, check whether the Data Attribute matches the interest rate shown in the Data Source for the next monthly scheduled payment after the Extraction Date	IT System	None

30	Last Date of Arrears	For each item in the Sample, check whether the Data Attribute matches the Data Source	IT System	None

31	Number of Months in Arrears	For each item in the Sample, check whether the Data Attribute matches the Data Source	IT System	None

32	Origination Date	For each item in the Sample, check whether the Data Attribute matches the Data Source	IT System	None

33	Account Number	For each item in the Sample, check whether the Data Attribute matches the Data Source	IT System	None

34	First Payment Received	For each item in the Sample, check whether the first payment has been received Payments received before the second payment due date will not be considered as a difference	IT System	None

35	First Charge	For each item in the Sample, check that the Originator is recorded as holding the first charge per the Report on Title, Land Registry or Title Register	Report on Title/Land Registry/Title Register	None

36	Shared Ownership	For each item in the Sample, check whether the Data Attribute matches the Data Source For the avoidance of doubt for all loans that are buy to let we have marked this procedure as N/A	Loan Origination System	None

Notes in relation to the manner of reporting certain findings

1) Reporting the findings

Where a data attribute contained in the Extraction File for an individual mortgage loan does not match the source, this is to be reported as a ‘difference’ or ‘D’.

Where the Data AUP Letter Recipients have instructed us not to perform a procedure in relation to certain items within the Sample, this is to be reported as ‘not applicable’ or ‘N/A’.

JM/AP/CC1474	12

KPMG LLP

Engagement to perform agreed-upon procedures in relation to a portfolio of mortgage loans proposed to be the subject of a securitisation

2 May 2023

Where a source document has not been provided, or the data attribute is missing from the source document, this is to be reported as ‘missing source’ or ‘MS’.

2) Statistical interpretation

For the purposes of the statistical interpretation, the Data AUP Letter Recipients require us to present the statistical extrapolation for each procedure as follows:

Primary calculation:

(i)	Calculation to be based on the total number of items in the Sample

(ii)	Calculation to be performed treating as errors both differences and missing sources.

Secondary calculation:

(iii)	Calculation to be based on the total number of items in the Sample after subtracting the number of items with missing sources.

(iv)	Calculation to be performed treating as errors differences only.

Where a procedure specifies agreement to specific documentation, and the Originators have provided as part of the source documentation written evidence of amendments or additions to an original document or documents, the instruction of the Data AUP Letter Recipients to us is to conduct the relevant procedure on the basis of the information contained in the amendments or additions to the original documentation and not the information contained in the original documentation.

In reporting findings on the basis of the procedures to be undertaken, the Data AUP Letter Recipients have specified that results are to be reported as being in agreement if any difference found is below the tolerance level, if any, set out above.

JM/AP/CC1474	13

Appendix B: Findings

TABS 8 Sample Size : 400 Portfolio Date : 28-Feb-23	Employment Type - Application Form/Loan Rationale	First Time Buyer - Application Form/Loan Rationale/ Loan Origination System	Loan Purpose - Application Form/Loan Rationale	Signatures - Application Form/Fair Processing Notice/ Client Authority	Income - Record of Income/ Valuation Report (BTL)/ Tenancy Agreement (BTL)/LOS	Bankruptcy Flag - Credit Report	Number of Unsatisfied CCJs - Credit Report	Value of Unsatisfied CCJs - Credit Report	Number of Satisfied CCJs - Credit Report	Proof of ID - Credit Report/Proof of ID	Property Type - Valuation Report	Security Address - Valuation Report
Procedure Number	1	2	3	4	5	6	7	8	9	10	11	12
Not Applicable (N/A)	0	254	0	53	3	7	7	7	7	0	0	0
Sample Size	400	400	400	400	400	400	400	400	400	400	400	400
(i) Sample	400	400	400	400	400	400	400	400	400	400	400	400
- Differences (D)	2	5	20	0	0	0	0	0	1	0	6	3
- Missing Sources (MS)	0	3	0	2	3	0	0	0	0	0	1	1
(ii) Sum of Differences and Missing Sources	2	8	20	2	3	0	0	0	1	0	7	4
Statistical extrapolation	1.90%	4.05%	7.79%	1.90%	2.25%	1.00%	1.00%	1.00%	1.49%	1.00%	3.69%	2.66%
(iii) Sample excluding N/A and MS	400	397	400	398	397	400	400	400	400	400	399	399
(iv) Differences (D)	2	5	20	0	0	0	0	0	1	0	6	3
Statistical extrapolation	1.90%	3.02%	7.79%	1.02%	1.02%	1.00%	1.00%	1.00%	1.49%	1.00%	3.38%	2.31%
KPMG Ref
1	—	—	—	—	N/A	—	—	—	—	—	—	—
2	—	—	—	—	—	—	—	—	—	—	—	—
3	D	N/A	—	—	—	—	—	—	—	—	—	—
5	—	—	—	—	—	—	—	—	—	—	—	—
8	—	N/A	—	—	—	—	—	—	—	—	—	—
10	—	—	—	—	—	—	—	—	—	—	—	—
12	—	N/A	D	—	—	—	—	—	—	—	—	—
15	—	—	—	—	—	—	—	—	—	—	—	—
17	—	N/A	—	—	—	—	—	—	—	—	—	—
18	—	N/A	—	N/A	—	—	—	—	—	—	D	—
19	—	—	—	—	—	—	—	—	—	—	—	—
20	—	—	—	—	—	—	—	—	—	—	—	—
34	—	N/A	—	N/A	—	—	—	—	—	—	—	—
35	—	N/A	D	—	—	—	—	—	—	—	—	—
42	—	MS	—	—	—	—	—	—	—	—	—	—
45	—	N/A	—	—	—	—	—	—	—	—	—	—
47	—	—	—	—	—	—	—	—	—	—	—	—
48	—	—	—	—	—	—	—	—	—	—	—	—
50	—	N/A	—	—	—	—	—	—	—	—	—	—
51	—	—	—	—	—	—	—	—	—	—	—	—
52	—	N/A	—	—	MS	—	—	—	—	—	MS	MS
53	—	N/A	—	N/A	—	—	—	—	—	—	—	—
58	—	—	—	—	—	—	—	—	—	—	—	—
59	—	N/A	—	—	—	—	—	—	—	—	—	—
60	—	N/A	—	—	—	—	—	—	—	—	—	—
62	—	—	—	—	—	—	—	—	—	—	—	—
66	—	—	—	—	—	—	—	—	—	—	—	—
67	—	N/A	D	—	—	—	—	—	—	—	—	—
70	—	N/A	—	—	—	—	—	—	—	—	—	—
71	—	—	—	—	—	—	—	—	—	—	—	—
72	—	—	—	—	—	—	—	—	—	—	—	—
73	—	—	—	—	—	—	—	—	—	—	—	—
78	—	N/A	—	N/A	—	—	—	—	—	—	—	—
79	—	—	—	—	—	—	—	—	—	—	—	—
80	—	N/A	—	—	—	—	—	—	—	—	—	—
82	—	N/A	D	—	—	—	—	—	—	—	—	—
86	—	—	—	—	—	—	—	—	—	—	—	—
88	—	N/A	—	—	—	—	—	—	—	—	—	—
90	—	—	—	—	—	—	—	—	—	—	—	—
91	—	N/A	—	—	—	—	—	—	—	—	—	—
92	—	—	—	—	—	—	—	—	—	—	—	—
93	—	N/A	—	N/A	—	—	—	—	—	—	—	—
94	—	—	—	—	—	—	—	—	—	—	—	—
98	—	N/A	—	N/A	—	—	—	—	—	—	—	—
102	—	D	—	—	—	—	—	—	—	—	—	—
103	—	N/A	D	—	—	—	—	—	—	—	—	—
104	—	D	—	—	—	—	—	—	—	—	—	—
113	—	—	—	—	—	—	—	—	—	—	—	—
115	—	—	—	—	—	—	—	—	—	—	—	—
116	—	—	—	—	—	—	—	—	—	—	—	—
118	—	N/A	D	N/A	—	—	—	—	D	—	—	—
121	—	—	—	—	—	—	—	—	—	—	—	—
123	—	N/A	—	—	—	—	—	—	—	—	D	—
130	—	—	—	—	—	—	—	—	—	—	—	—
135	—	—	—	—	—	—	—	—	—	—	—	—
136	—	D	—	—	—	—	—	—	—	—	—	—
140	—	N/A	D	—	—	—	—	—	—	—	—	—
141	—	MS	—	—	—	—	—	—	—	—	—	—
142	—	MS	—	—	—	—	—	—	—	—	—	—
145	—	N/A	—	N/A	—	—	—	—	—	—	—	—
147	—	N/A	—	—	—	—	—	—	—	—	—	—
148	—	N/A	—	—	—	—	—	—	—	—	—	—
150	—	—	—	—	—	—	—	—	—	—	—	—
153	—	N/A	—	N/A	—	—	—	—	—	—	—	—
154	—	—	—	—	—	—	—	—	—	—	—	—
156	—	N/A	—	—	—	—	—	—	—	—	—	—
158	—	N/A	—	—	—	—	—	—	—	—	—	—
160	—	N/A	D	N/A	—	—	—	—	—	—	D	—
163	—	—	—	—	—	—	—	—	—	—	—	—
164	—	N/A	—	—	—	—	—	—	—	—	—	—
170	—	N/A	D	—	—	—	—	—	—	—	—	—
177	—	N/A	—	N/A	—	—	—	—	—	—	—	—
187	—	—	—	—	—	—	—	—	—	—	—	—
194	—	—	—	—	MS	—	—	—	—	—	—	—
195	—	—	—	—	—	—	—	—	—	—	—	—
196	—	—	—	—	—	—	—	—	—	—	—	—
211	—	N/A	D	—	—	—	—	—	—	—	—	—
214	—	N/A	—	MS	—	—	—	—	—	—	—	—
216	—	N/A	—	—	—	—	—	—	—	—	—	—
217	—	N/A	—	—	—	—	—	—	—	—	—	—
222	—	N/A	—	N/A	—	—	—	—	—	—	—	—
228	—	N/A	—	—	—	—	—	—	—	—	D	—
238	—	N/A	—	—	—	—	—	—	—	—	—	—
242	—	N/A	—	N/A	—	—	—	—	—	—	—	—
243	—	D	—	—	—	—	—	—	—	—	—	—
245	—	N/A	—	N/A	—	—	—	—	—	—	—	—
248	—	—	D	—	—	—	—	—	—	—	—	—
256	—	N/A	D	—	—	—	—	—	—	—	—	—
262	—	N/A	—	—	—	—	—	—	—	—	—	—
264	—	—	—	—	—	—	—	—	—	—	—	—
266	—	—	—	—	—	—	—	—	—	—	—	—
268	—	N/A	—	—	—	—	—	—	—	—	—	—
271	—	N/A	—	—	—	—	—	—	—	—	—	—
275	—	N/A	—	N/A	—	—	—	—	—	—	—	—
276	—	N/A	—	—	—	—	—	—	—	—	D	—
278	—	—	—	—	—	—	—	—	—	—	—	—
282	—	N/A	D	—	—	—	—	—	—	—	D	—
285	—	N/A	—	N/A	—	—	—	—	—	—	—	—
291	—	N/A	—	—	—	—	—	—	—	—	—	D
295	—	D	—	—	—	—	—	—	—	—	—	—
296	—	—	—	—	—	—	—	—	—	—	—	—
298	—	N/A	D	—	—	—	—	—	—	—	—	—
301	—	N/A	—	MS	—	—	—	—	—	—	—	—
303	D	N/A	—	N/A	—	—	—	—	—	—	—	—
304	—	N/A	—	N/A	—	—	—	—	—	—	—	—
305	—	N/A	—	—	—	—	—	—	—	—	—	—
307	—	N/A	—	N/A	—	—	—	—	—	—	—	—
308	—	—	—	—	—	—	—	—	—	—	—	—
311	—	N/A	—	—	—	—	—	—	—	—	—	D
313	—	N/A	D	—	—	—	—	—	—	—	—	—
319	—	N/A	—	—	—	—	—	—	—	—	—	—
320	—	—	—	—	—	—	—	—	—	—	—	—
329	—	—	—	—	—	—	—	—	—	—	—	—
334	—	N/A	D	N/A	—	—	—	—	—	—	—	—
335	—	N/A	—	—	—	—	—	—	—	—	—	—
342	—	N/A	D	—	—	—	—	—	—	—	—	—
345	—	N/A	D	—	—	—	—	—	—	—	—	—
348	—	N/A	D	—	—	—	—	—	—	—	—	—
370	—	N/A	—	—	—	—	—	—	—	—	—	D
372	—	N/A	—	—	—	—	—	—	—	—	—	—
376	—	—	—	—	—	—	—	—	—	—	—	—
385	—	—	—	—	—	—	—	—	—	—	—	—
387	—	N/A	—	N/A	—	—	—	—	—	—	—	—
390	—	N/A	—	N/A	—	—	—	—	—	—	—	—
392	—	N/A	—	—	—	—	—	—	—	—	—	—
393	—	N/A	—	N/A	—	—	—	—	—	—	—	—
394	—	N/A	D	N/A	—	—	—	—	—	—	—	—
397	—	N/A	—	—	MS	—	—	—	—	—	—	—
398	—	—	—	—	—	—	—	—	—	—	—	—

TABS 8 Sample Size : 400 Portfolio Date : 28-Feb-23	Signatures - Valuation Report	Valuation Amount - Valuation Report/ Valuer Letter	Valuation Date - Valuation Report/ Valuer Letter	Valuation Method - Valuation Report	Amount Advanced - Offer Letter/ Loan Agreement	Borrower Name - Offer Letter/ Loan Agreement	Interest Rate Type - Offer Letter/ Loan Agreement	Maturity Date - Offer Letter/ Loan Agreement	Original Loan Term - Offer Letter/ Loan Agreement	Repayment Type - Offer Letter/ Loan Agreement	Security Address - Offer Letter/ Loan Agreement	Signatures - Offer Letter/ Loan Agreement
Procedure Number	13	14	15	16	17	18	19	20	21	22	23	24
Not Applicable (N/A)	140	0	0	0	0	0	0	0	0	0	0	0
Sample Size	400	400	400	400	400	400	400	400	400	400	400	400
(i) Sample	400	400	400	400	400	400	400	400	400	400	400	400
- Differences (D)	0	18	5	5	7	0	3	1	1	1	0	0
- Missing Sources (MS)	1	1	1	1	1	1	1	1	1	1	1	1
(ii) Sum of Differences and Missing Sources	1	19	6	6	8	1	4	2	2	2	1	1
Statistical extrapolation	1.49%	7.48%	3.33%	3.33%	4.05%	1.49%	2.66%	1.90%	1.90%	1.90%	1.49%	1.49%
(iii) Sample excluding N/A and MS	399	399	399	399	399	399	399	399	399	399	399	399
(iv) Differences (D)	0	18	5	5	7	0	3	1	1	1	0	0
Statistical extrapolation	1.02%	7.17%	3.02%	3.02%	3.69%	1.02%	2.31%	1.49%	1.49%	1.49%	1.02%	1.02%
KPMG Ref
1	N/A	—	—	—	—	—	—	—	—	—	—	—
2	—	—	—	—	—	—	—	—	—	—	—	—
3	N/A	—	—	—	—	—	—	—	—	—	—	—
5	—	—	—	—	—	—	—	—	—	—	—	—
8	N/A	—	—	D	—	—	—	—	—	—	—	—
10	N/A	—	D	—	—	—	—	—	—	—	—	—
12	N/A	—	—	—	—	—	—	—	—	—	—	—
15	—	—	—	—	—	—	—	—	—	—	—	—
17	N/A	—	—	D	—	—	—	—	—	—	—	—
18	—	—	—	—	—	—	—	—	—	—	—	—
19	—	D	—	—	—	—	—	—	—	—	—	—
20	—	—	—	—	—	—	—	—	—	—	—	—
34	—	—	—	—	—	—	—	—	—	—	—	—
35	N/A	—	—	—	—	—	—	—	—	—	—	—
42	—	—	—	—	—	—	—	—	—	—	—	—
45	—	D	—	—	—	—	—	—	—	—	—	—
47	—	—	—	—	—	—	—	—	—	—	—	—
48	—	—	—	—	—	—	—	—	—	—	—	—
50	—	D	—	—	—	—	—	—	—	—	—	—
51	N/A	—	—	—	—	—	—	—	—	—	—	—
52	MS	MS	MS	MS	—	—	—	—	—	—	—	—
53	—	—	—	—	—	—	—	D	D	—	—	—
58	—	—	—	—	—	—	—	—	—	—	—	—
59	—	D	—	—	—	—	—	—	—	—	—	—
60	N/A	D	—	—	—	—	—	—	—	—	—	—
62	N/A	—	—	—	—	—	—	—	—	—	—	—
66	—	—	—	—	—	—	—	—	—	—	—	—
67	—	—	—	—	—	—	—	—	—	—	—	—
70	—	—	—	—	D	—	D	—	—	—	—	—
71	—	—	—	—	—	—	—	—	—	—	—	—
72	—	—	—	—	—	—	—	—	—	—	—	—
73	N/A	D	—	—	—	—	—	—	—	—	—	—
78	N/A	D	—	—	—	—	—	—	—	—	—	—
79	N/A	—	—	—	—	—	—	—	—	—	—	—
80	—	—	D	—	—	—	—	—	—	—	—	—
82	—	—	—	—	—	—	—	—	—	—	—	—
86	N/A	—	—	—	—	—	—	—	—	—	—	—
88	—	—	D	—	—	—	—	—	—	—	—	—
90	N/A	—	—	—	—	—	—	—	—	—	—	—
91	N/A	D	—	—	—	—	—	—	—	—	—	—
92	N/A	—	—	—	—	—	—	—	—	—	—	—
93	N/A	—	—	—	D	—	—	—	—	—	—	—
94	—	—	—	—	—	—	—	—	—	—	—	—
98	N/A	—	—	—	—	—	—	—	—	—	—	—
102	—	—	—	—	—	—	—	—	—	—	—	—
103	N/A	—	—	—	—	—	—	—	—	—	—	—
104	—	—	—	—	—	—	—	—	—	—	—	—
113	—	—	—	—	—	—	—	—	—	—	—	—
115	—	—	—	—	—	—	—	—	—	—	—	—
116	—	—	—	—	—	—	—	—	—	—	—	—
118	—	—	—	—	—	—	—	—	—	—	—	—
121	N/A	D	—	—	—	—	—	—	—	—	—	—
123	N/A	—	—	—	—	—	—	—	—	—	—	—
130	—	—	—	—	—	—	—	—	—	—	—	—
135	—	—	—	—	—	—	—	—	—	—	—	—
136	—	—	—	—	—	—	—	—	—	—	—	—
140	—	—	—	—	—	—	—	—	—	—	—	—
141	—	—	—	—	—	—	—	—	—	—	—	—
142	—	—	—	—	—	—	—	—	—	—	—	—
145	N/A	—	—	—	—	—	—	—	—	—	—	—
147	N/A	—	—	—	—	—	—	—	—	—	—	—
148	—	—	—	—	—	—	—	—	—	—	—	—
150	—	—	—	—	—	—	—	—	—	—	—	—
153	N/A	D	—	—	—	—	—	—	—	—	—	—
154	N/A	—	—	—	—	—	—	—	—	—	—	—
156	N/A	D	—	—	—	—	—	—	—	—	—	—
158	N/A	—	D	—	—	—	—	—	—	—	—	—
160	—	—	—	—	—	—	—	—	—	—	—	—
163	N/A	—	—	—	—	—	—	—	—	—	—	—
164	—	—	—	—	—	—	—	—	—	—	—	—
170	—	—	—	—	—	—	—	—	—	—	—	—
177	—	—	—	—	—	—	—	—	—	—	—	—
187	—	—	—	—	—	—	—	—	—	—	—	—
194	N/A	D	—	—	—	—	—	—	—	—	—	—
195	—	—	—	—	—	—	—	—	—	—	—	—
196	N/A	D	—	—	—	—	—	—	—	—	—	—
211	N/A	—	—	—	—	—	—	—	—	—	—	—
214	—	—	—	—	—	—	—	—	—	—	—	—
216	N/A	—	—	—	—	—	—	—	—	D	—	—
217	N/A	—	—	D	—	—	—	—	—	—	—	—
222	N/A	D	—	—	—	—	—	—	—	—	—	—
228	—	—	—	—	—	—	—	—	—	—	—	—
238	N/A	—	—	—	D	—	—	—	—	—	—	—
242	N/A	D	—	—	—	—	—	—	—	—	—	—
243	—	—	—	—	—	—	—	—	—	—	—	—
245	—	—	—	—	D	—	—	—	—	—	—	—
248	N/A	—	—	—	—	—	—	—	—	—	—	—
256	—	—	—	—	—	—	—	—	—	—	—	—
262	—	—	—	—	—	—	D	—	—	—	—	—
264	—	—	—	—	—	—	—	—	—	—	—	—
266	N/A	—	—	—	—	—	—	—	—	—	—	—
268	—	—	—	—	—	—	—	—	—	—	—	—
271	N/A	D	—	—	—	—	—	—	—	—	—	—
275	—	—	—	—	—	—	—	—	—	—	—	—
276	—	—	—	—	—	—	—	—	—	—	—	—
278	—	—	—	—	—	—	—	—	—	—	—	—
282	—	—	—	—	—	—	—	—	—	—	—	—
285	N/A	—	—	—	—	—	—	—	—	—	—	—
291	—	—	—	—	—	—	—	—	—	—	—	—
295	—	—	—	—	—	—	—	—	—	—	—	—
296	—	—	—	—	—	—	—	—	—	—	—	—
298	—	D	—	—	—	—	—	—	—	—	—	—
301	N/A	—	—	—	—	—	—	—	—	—	—	—
303	N/A	—	—	—	—	—	—	—	—	—	—	—
304	N/A	—	—	—	—	—	—	—	—	—	—	—
305	—	—	—	D	D	—	—	—	—	—	—	—
307	—	—	—	—	MS	MS	MS	MS	MS	MS	MS	MS
308	—	—	—	—	—	—	—	—	—	—	—	—
311	—	—	—	—	—	—	—	—	—	—	—	—
313	N/A	—	—	—	—	—	—	—	—	—	—	—
319	N/A	—	—	—	D	—	—	—	—	—	—	—
320	—	—	—	—	—	—	—	—	—	—	—	—
329	N/A	—	—	—	—	—	—	—	—	—	—	—
334	N/A	—	D	D	—	—	—	—	—	—	—	—
335	N/A	D	—	—	—	—	—	—	—	—	—	—
342	—	—	—	—	—	—	—	—	—	—	—	—
345	—	—	—	—	—	—	—	—	—	—	—	—
348	N/A	—	—	—	—	—	—	—	—	—	—	—
370	—	—	—	—	—	—	—	—	—	—	—	—
372	—	—	—	—	—	—	—	—	—	—	—	—
376	—	—	—	—	—	—	—	—	—	—	—	—
385	—	—	—	—	—	—	—	—	—	—	—	—
387	—	—	—	—	—	—	—	—	—	—	—	—
390	—	—	—	—	—	—	D	—	—	—	—	—
392	N/A	—	—	—	D	—	—	—	—	—	—	—
393	N/A	—	—	—	—	—	—	—	—	—	—	—
394	N/A	—	—	—	—	—	—	—	—	—	—	—
397	—	—	—	—	—	—	—	—	—	—	—	—
398	—	—	—	—	—	—	—	—	—	—	—	—

TABS 8 Sample Size : 400 Portfolio Date : 28-Feb-23	Borrower Name - Legal Charge/ Certificate of Title/ Report on Title/ Land Registry	Security Address - Legal Charge/ Certificate of Title/ Report on Title/ Land Registry	Arrears Balance - IT System	Current Principal Balance - IT System	Current Interest Rate - IT System	Last Date of Arrears - IT System	Number of Months in Arrears - IT System	Origination Date - IT System	Account Number - IT System	First Payment Received - IT System	First Charge - Report on Title/ Land Registry	Shared Ownership - Loan Origination System
Procedure Number	25	26	27	28	29	30	31	32	33	34	35	36
Not Applicable (N/A)	0	0	0	0	0	0	0	0	0	0	0	254	732
Sample Size	400	400	400	400	400	400	400	400	400	400	400	400
(i) Sample	400	400	400	400	400	400	400	400	400	400	400	400
- Differences (D)	0	4	0	0	0	0	0	0	0	0	1	0	83
- Missing Sources (MS)	1	1	0	0	0	0	0	0	0	0	51	0	75
(ii) Sum of Differences and Missing Sources	1	5	0	0	0	0	0	0	0	0	52	0	158
Statistical extrapolation	1.49%	3.02%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	16.91%	1.00%
(iii) Sample excluding N/A and MS	399	399	400	400	400	400	400	400	400	400	349	400
(iv) Differences (D)	0	4	0	0	0	0	0	0	0	0	1	0	83
Statistical extrapolation	1.02%	2.66%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.69%	1.00%
KPMG Ref
1	—	—	—	—	—	—	—	—	—	—	MS	—
2	—	—	—	—	—	—	—	—	—	—	MS	—
3	—	—	—	—	—	—	—	—	—	—	—	N/A
5	—	—	—	—	—	—	—	—	—	—	MS	—
8	—	—	—	—	—	—	—	—	—	—	—	N/A
10	—	—	—	—	—	—	—	—	—	—	MS	—
12	—	—	—	—	—	—	—	—	—	—	—	N/A
15	—	—	—	—	—	—	—	—	—	—	MS	—
17	—	—	—	—	—	—	—	—	—	—	—	N/A
18	—	—	—	—	—	—	—	—	—	—	—	N/A
19	—	—	—	—	—	—	—	—	—	—	MS	—
20	MS	MS	—	—	—	—	—	—	—	—	MS	—
34	—	—	—	—	—	—	—	—	—	—	MS	N/A
35	—	—	—	—	—	—	—	—	—	—	—	N/A
42	—	—	—	—	—	—	—	—	—	—	—	—
45	—	—	—	—	—	—	—	—	—	—	—	N/A
47	—	—	—	—	—	—	—	—	—	—	MS	—
48	—	—	—	—	—	—	—	—	—	—	MS	—
50	—	—	—	—	—	—	—	—	—	—	—	N/A
51	—	—	—	—	—	—	—	—	—	—	MS	—
52	—	—	—	—	—	—	—	—	—	—	—	N/A
53	—	—	—	—	—	—	—	—	—	—	—	N/A
58	—	—	—	—	—	—	—	—	—	—	MS	—
59	—	—	—	—	—	—	—	—	—	—	—	N/A
60	—	—	—	—	—	—	—	—	—	—	—	N/A
62	—	—	—	—	—	—	—	—	—	—	MS	—
66	—	—	—	—	—	—	—	—	—	—	MS	—
67	—	—	—	—	—	—	—	—	—	—	—	N/A
70	—	—	—	—	—	—	—	—	—	—	—	N/A
71	—	—	—	—	—	—	—	—	—	—	MS	—
72	—	—	—	—	—	—	—	—	—	—	MS	—
73	—	—	—	—	—	—	—	—	—	—	MS	—
78	—	—	—	—	—	—	—	—	—	—	—	N/A
79	—	—	—	—	—	—	—	—	—	—	MS	—
80	—	—	—	—	—	—	—	—	—	—	—	N/A
82	—	—	—	—	—	—	—	—	—	—	—	N/A
86	—	—	—	—	—	—	—	—	—	—	MS	—
88	—	—	—	—	—	—	—	—	—	—	—	N/A
90	—	—	—	—	—	—	—	—	—	—	MS	—
91	—	—	—	—	—	—	—	—	—	—	—	N/A
92	—	—	—	—	—	—	—	—	—	—	MS	—
93	—	—	—	—	—	—	—	—	—	—	—	N/A
94	—	—	—	—	—	—	—	—	—	—	MS	—
98	—	—	—	—	—	—	—	—	—	—	—	N/A
102	—	—	—	—	—	—	—	—	—	—	MS	—
103	—	—	—	—	—	—	—	—	—	—	—	N/A
104	—	—	—	—	—	—	—	—	—	—	—	—
113	—	—	—	—	—	—	—	—	—	—	MS	—
115	—	—	—	—	—	—	—	—	—	—	MS	—
116	—	—	—	—	—	—	—	—	—	—	MS	—
118	—	—	—	—	—	—	—	—	—	—	—	N/A
121	—	—	—	—	—	—	—	—	—	—	—	—
123	—	—	—	—	—	—	—	—	—	—	—	N/A
130	—	—	—	—	—	—	—	—	—	—	MS	—
135	—	—	—	—	—	—	—	—	—	—	MS	—
136	—	—	—	—	—	—	—	—	—	—	MS	—
140	—	—	—	—	—	—	—	—	—	—	—	N/A
141	—	—	—	—	—	—	—	—	—	—	MS	—
142	—	—	—	—	—	—	—	—	—	—	—	—
145	—	—	—	—	—	—	—	—	—	—	—	N/A
147	—	—	—	—	—	—	—	—	—	—	MS	N/A
148	—	—	—	—	—	—	—	—	—	—	MS	N/A
150	—	—	—	—	—	—	—	—	—	—	MS	—
153	—	—	—	—	—	—	—	—	—	—	—	N/A
154	—	—	—	—	—	—	—	—	—	—	MS	—
156	—	—	—	—	—	—	—	—	—	—	—	N/A
158	—	—	—	—	—	—	—	—	—	—	—	N/A
160	—	—	—	—	—	—	—	—	—	—	—	N/A
163	—	—	—	—	—	—	—	—	—	—	MS	—
164	—	—	—	—	—	—	—	—	—	—	MS	N/A
170	—	—	—	—	—	—	—	—	—	—	—	N/A
177	—	D	—	—	—	—	—	—	—	—	—	N/A
187	—	—	—	—	—	—	—	—	—	—	MS	—
194	—	—	—	—	—	—	—	—	—	—	MS	—
195	—	—	—	—	—	—	—	—	—	—	MS	—
196	—	—	—	—	—	—	—	—	—	—	—	—
211	—	—	—	—	—	—	—	—	—	—	—	N/A
214	—	—	—	—	—	—	—	—	—	—	—	N/A
216	—	—	—	—	—	—	—	—	—	—	—	N/A
217	—	—	—	—	—	—	—	—	—	—	—	N/A
222	—	—	—	—	—	—	—	—	—	—	—	N/A
228	—	—	—	—	—	—	—	—	—	—	—	N/A
238	—	—	—	—	—	—	—	—	—	—	—	N/A
242	—	—	—	—	—	—	—	—	—	—	—	N/A
243	—	—	—	—	—	—	—	—	—	—	—	—
245	—	—	—	—	—	—	—	—	—	—	—	N/A
248	—	—	—	—	—	—	—	—	—	—	—	—
256	—	—	—	—	—	—	—	—	—	—	—	N/A
262	—	—	—	—	—	—	—	—	—	—	—	N/A
264	—	—	—	—	—	—	—	—	—	—	MS	—
266	—	—	—	—	—	—	—	—	—	—	MS	—
268	—	—	—	—	—	—	—	—	—	—	D	N/A
271	—	—	—	—	—	—	—	—	—	—	—	N/A
275	—	—	—	—	—	—	—	—	—	—	MS	N/A
276	—	D	—	—	—	—	—	—	—	—	—	N/A
278	—	—	—	—	—	—	—	—	—	—	MS	—
282	—	—	—	—	—	—	—	—	—	—	—	N/A
285	—	—	—	—	—	—	—	—	—	—	—	N/A
291	—	—	—	—	—	—	—	—	—	—	—	N/A
295	—	—	—	—	—	—	—	—	—	—	—	—
296	—	—	—	—	—	—	—	—	—	—	MS	—
298	—	—	—	—	—	—	—	—	—	—	—	N/A
301	—	—	—	—	—	—	—	—	—	—	—	N/A
303	—	—	—	—	—	—	—	—	—	—	—	N/A
304	—	—	—	—	—	—	—	—	—	—	MS	N/A
305	—	—	—	—	—	—	—	—	—	—	—	N/A
307	—	—	—	—	—	—	—	—	—	—	—	N/A
308	—	—	—	—	—	—	—	—	—	—	MS	—
311	—	—	—	—	—	—	—	—	—	—	—	N/A
313	—	—	—	—	—	—	—	—	—	—	—	N/A
319	—	—	—	—	—	—	—	—	—	—	—	N/A
320	—	—	—	—	—	—	—	—	—	—	MS	—
329	—	—	—	—	—	—	—	—	—	—	MS	—
334	—	—	—	—	—	—	—	—	—	—	—	N/A
335	—	—	—	—	—	—	—	—	—	—	—	N/A
342	—	—	—	—	—	—	—	—	—	—	—	N/A
345	—	—	—	—	—	—	—	—	—	—	—	N/A
348	—	—	—	—	—	—	—	—	—	—	—	N/A
370	—	—	—	—	—	—	—	—	—	—	—	N/A
372	—	D	—	—	—	—	—	—	—	—	—	N/A
376	—	—	—	—	—	—	—	—	—	—	MS	—
385	—	—	—	—	—	—	—	—	—	—	MS	—
387	—	—	—	—	—	—	—	—	—	—	—	N/A
390	—	—	—	—	—	—	—	—	—	—	—	N/A
392	—	—	—	—	—	—	—	—	—	—	—	N/A
393	—	D	—	—	—	—	—	—	—	—	—	N/A
394	—	—	—	—	—	—	—	—	—	—	—	N/A
397	—	—	—	—	—	—	—	—	—	—	—	N/A
398	—	—	—	—	—	—	—	—	—	—	MS	—

Appendix C: Details of Findings

KPMG Ref.	Procedure Nbr.	Data Attribute	Source	Extraction File Value	Finding	Source Value
3	Procedure 1	Employment Type	Application Form/Loan Rationale	Self-employed	D	Unemployed
303	Procedure 1	Employment Type	Application Form/Loan Rationale	Unemployed	D	Self-employed
102	Procedure 2	First Time Buyer	Application Form/Loan Rationale/Loan Origination System	Y	D	N
104	Procedure 2	First Time Buyer	Application Form/Loan Rationale/Loan Origination System	Y	D	N
136	Procedure 2	First Time Buyer	Application Form/Loan Rationale/Loan Origination System	Y	D	N
243	Procedure 2	First Time Buyer	Application Form/Loan Rationale/Loan Origination System	Y	D	N
295	Procedure 2	First Time Buyer	Application Form/Loan Rationale/Loan Origination System	Y	D	N
118	Procedure 9	Number of Satisfied CCJs	Credit Report	0.00	D	1.00
18	Procedure 11	Property Type	Valuation Report	Residential (House, detached or semi-detached)	D	Residential (Terraced House)
123	Procedure 11	Property Type	Valuation Report	Residential (Terraced House)	D	Flat/Maisonette
160	Procedure 11	Property Type	Valuation Report	Residential (House, detached or semi-detached)	D	Flat/Masionette
228	Procedure 11	Property Type	Valuation Report	Residential (Terraced House)	D	Flat/Masionette
276	Procedure 11	Property Type	Valuation Report	Residential (Bungalow)	D	House
282	Procedure 11	Property Type	Valuation Report	Residential (Terraced House)	D	Flat/Maisonette
291	Procedure 12	Security Address	Valuation Report	Does the Security Address per the source match the IT System?	D	Security Address per the source does not match the IT System
311	Procedure 12	Security Address	Valuation Report	Does the Security Address per the source match the IT System?	D	Security Address per the source does not match the IT System
370	Procedure 12	Security Address	Valuation Report	Does the Security Address per the source match the IT System?	D	Security Address per the source does not match the IT System
19	Procedure 14	Valuation Amount	Valuation Report/ Valuer Letter	£124,395.36	D	£148,000.00
45	Procedure 14	Valuation Amount	Valuation Report/ Valuer Letter	£675,000.00	D	£700,000.00
50	Procedure 14	Valuation Amount	Valuation Report/ Valuer Letter	£232,500.00	D	£175,000.00
59	Procedure 14	Valuation Amount	Valuation Report/ Valuer Letter	£350,000.00	D	£390,000.00
60	Procedure 14	Valuation Amount	Valuation Report/ Valuer Letter	£145,000.00	D	£137,000.00
73	Procedure 14	Valuation Amount	Valuation Report/ Valuer Letter	£296,000.00	D	£294,000.00
78	Procedure 14	Valuation Amount	Valuation Report/ Valuer Letter	£384,000.00	D	£371,000.00
91	Procedure 14	Valuation Amount	Valuation Report/ Valuer Letter	£995,000.00	D	£1,011,000.00
121	Procedure 14	Valuation Amount	Valuation Report/ Valuer Letter	£150,000.00	D	£208,000.00
153	Procedure 14	Valuation Amount	Valuation Report/ Valuer Letter	£458,000.00	D	£306,000.00
156	Procedure 14	Valuation Amount	Valuation Report/ Valuer Letter	£215,000.00	D	£205,000.00
194	Procedure 14	Valuation Amount	Valuation Report/ Valuer Letter	£152,000.00	D	£159,000.00
196	Procedure 14	Valuation Amount	Valuation Report/ Valuer Letter	£215,000.00	D	£247,000.00
222	Procedure 14	Valuation Amount	Valuation Report/ Valuer Letter	£44,000.00	D	£40,000.00
242	Procedure 14	Valuation Amount	Valuation Report/ Valuer Letter	£180,000.00	D	£161,000.00
271	Procedure 14	Valuation Amount	Valuation Report/ Valuer Letter	£325,000.00	D	£311,000.00
298	Procedure 14	Valuation Amount	Valuation Report/ Valuer Letter	£113,000.00	D	£120,000.00
335	Procedure 14	Valuation Amount	Valuation Report/ Valuer Letter	£150,000.00	D	£148,000.00
10	Procedure 15	Valuation Date	Valuation Report/ Valuer Letter	9/10/2021	D	12/15/2021
80	Procedure 15	Valuation Date	Valuation Report/ Valuer Letter	11/7/2018	D	11/30/2017
88	Procedure 15	Valuation Date	Valuation Report/ Valuer Letter	1/14/2019	D	11/15/2019
158	Procedure 15	Valuation Date	Valuation Report/ Valuer Letter	9/6/2022	D	12/8/2022
334	Procedure 15	Valuation Date	Valuation Report/ Valuer Letter	9/1/2022	D	1/12/2023
17	Procedure 16	Valuation Method	Valuation Report	Full, internal and external inspection	D	AVM (flag as AVM only if this type of valuation has been used for origination purposes)
217	Procedure 16	Valuation Method	Valuation Report	Full, internal and external inspection	D	AVM (flag as AVM only if this type of valuation has been used for origination purposes)
305	Procedure 16	Valuation Method	Valuation Report	AVM (flag as AVM only if this type of valuation has been used for origination purposes)	D	Full, internal and external inspection
334	Procedure 16	Valuation Method	Valuation Report	Full, internal and external inspection	D	AVM (flag as AVM only if this type of valuation has been used for origination purposes)
70	Procedure 17	Amount Advanced	Offer Letter/Loan Agreement	£123,001.00	D	£141,750.00
93	Procedure 17	Amount Advanced	Offer Letter/Loan Agreement	£69,390.00	D	£71,250.00
238	Procedure 17	Amount Advanced	Offer Letter/Loan Agreement	£186,701.00	D	£192,000.00
245	Procedure 17	Amount Advanced	Offer Letter/Loan Agreement	£470,862.00	D	£475,010.28
305	Procedure 17	Amount Advanced	Offer Letter/Loan Agreement	£90,000.00	D	£88,500.00
319	Procedure 17	Amount Advanced	Offer Letter/Loan Agreement	£42,450.00	D	£42,700.00
392	Procedure 17	Amount Advanced	Offer Letter/Loan Agreement	£340,991.50	D	£342,668.50
70	Procedure 19	Interest Rate Type	Offer Letter/Loan Agreement	Floating rate loan (for life)	D	Fixed rate loan with compulsory future switch to floating
262	Procedure 19	Interest Rate Type	Offer Letter/Loan Agreement	Floating rate loan (for life)	D	Fixed rate loan with compulsory future switch to floating
390	Procedure 19	Interest Rate Type	Offer Letter/Loan Agreement	Fixed rate loan with compulsory future switch to floating	D	Floating rate loan (for life)
53	Procedure 20	Maturity Date	Offer Letter/Loan Agreement	9/26/2031	D	9/26/2052
53	Procedure 21	Original Loan Term	Offer Letter/Loan Agreement	108	D	360
216	Procedure 22	Repayment Type	Offer Letter/Loan Agreement	Repayment	D	Interest Only
177	Procedure 26	Security Address	Legal Charge/Certificate of Title/Report on Title/Land Registry	Does the Security Address per the source match the IT System?	D	Security Address per the source does not match the IT System
276	Procedure 26	Security Address	Legal Charge/Certificate of Title/Report on Title/Land Registry	Does the Security Address per the source match the IT System?	D	Security Address per the source does not match the IT System
372	Procedure 26	Security Address	Legal Charge/Certificate of Title/Report on Title/Land Registry	Does the Security Address per the source match the IT System?	D	Security Address per the source does not match the IT System
393	Procedure 26	Security Address	Legal Charge/Certificate of Title/Report on Title/Land Registry	Does the Security Address per the source match the IT System?	D	Security Address per the source does not match the IT System
12	Procedure 3	Loan Purpose	Application Form/Loan Rationale	Re-mortgage with Equity Release	D	Re-mortgage
35	Procedure 3	Loan Purpose	Application Form/Loan Rationale	Re-mortgage	D	Purchase
67	Procedure 3	Loan Purpose	Application Form/Loan Rationale	Re-mortgage with Equity Release	D	Re-mortgage
82	Procedure 3	Loan Purpose	Application Form/Loan Rationale	Re-mortgage	D	Re-mortgage with Equity Release
103	Procedure 3	Loan Purpose	Application Form/Loan Rationale	Re-mortgage	D	Re-mortgage with Equity Release
118	Procedure 3	Loan Purpose	Application Form/Loan Rationale	Purchase	D	Re-mortgage
140	Procedure 3	Loan Purpose	Application Form/Loan Rationale	Re-mortgage with Equity Release	D	Re-mortgage
160	Procedure 3	Loan Purpose	Application Form/Loan Rationale	Re-mortgage	D	Re-mortgage with equity release
170	Procedure 3	Loan Purpose	Application Form/Loan Rationale	Re-mortgage with Equity Release	D	Re-mortgage
211	Procedure 3	Loan Purpose	Application Form/Loan Rationale	Re-mortgage	D	Purchase
248	Procedure 3	Loan Purpose	Application Form/Loan Rationale	Re-mortgage	D	Re-mortgage with Equity Release
256	Procedure 3	Loan Purpose	Application Form/Loan Rationale	Re-mortgage with Equity Release	D	Re-mortgage
282	Procedure 3	Loan Purpose	Application Form/Loan Rationale	Purchase	D	Re-mortgage with Equity Release
298	Procedure 3	Loan Purpose	Application Form/Loan Rationale	Re-mortgage with Equity Release	D	Re-mortgage
313	Procedure 3	Loan Purpose	Application Form/Loan Rationale	Re-mortgage with Equity Release	D	Re-mortgage
334	Procedure 3	Loan Purpose	Application Form/Loan Rationale	Re-mortgage with Equity Release	D	Re-mortgage
342	Procedure 3	Loan Purpose	Application Form/Loan Rationale	Re-mortgage with Equity Release	D	Re-mortgage
345	Procedure 3	Loan Purpose	Application Form/Loan Rationale	Re-mortgage with Equity Release	D	Re-mortgage
348	Procedure 3	Loan Purpose	Application Form/Loan Rationale	Purchase	D	Re-mortgage with Equity Release
394	Procedure 3	Loan Purpose	Application Form/Loan Rationale	Purchase	D	Re-mortgage with Equity Release
268	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	D	Together hold the Second Charge
8	Procedure 16	Valuation Method	Valuation Report	Full, internal and external inspection	D	AVM
42	Procedure 2	First Time Buyer	Application Form/Loan Rationale/Loan Origination System	N	MS	Missing from Source
141	Procedure 2	First Time Buyer	Application Form/Loan Rationale/Loan Origination System	Y	MS	Missing from Source
142	Procedure 2	First Time Buyer	Application Form/Loan Rationale/Loan Origination System	Y	MS	Missing from Source
153	Procedure 4	Signatures	Application Form/Fair Processing Notice/Client Authority	Is the document signed?	MS	Missing Source
214	Procedure 4	Signatures	Application Form/Fair Processing Notice/Client Authority	Is the document signed?	MS	Missing from Source
301	Procedure 4	Signatures	Application Form/Fair Processing Notice/Client Authority	Is the document signed?	MS	Missing Source
52	Procedure 5	Income	Record of Income/ Valuation Report (BTL)/Tenancy Agreement (BTL)/LOS	Is there evidence of Income on file?	MS	Missing Source
194	Procedure 5	Income	Record of Income/ Valuation Report (BTL)/Tenancy Agreement (BTL)/LOS	Is there evidence of Income on file?	MS	Missing Source
397	Procedure 5	Income	Record of Income/ Valuation Report (BTL)/Tenancy Agreement (BTL)/LOS	Is there evidence of Income on file?	MS	Missing Source
52	Procedure 11	Property Type	Valuation Report	Residential (House, detached or semi-detached)	MS	Missing Source
52	Procedure 12	Security Address	Valuation Report	Does the Security Address per the source match the IT System?	MS	Missing Source
52	Procedure 13	Signatures	Valuation Report	Is the document signed?	MS	Missing Source
52	Procedure 14	Valuation Amount	Valuation Report/ Valuer Letter	£700,000.00	MS	Missing Source
52	Procedure 15	Valuation Date	Valuation Report/ Valuer Letter	2/5/2021	MS	Missing Source
52	Procedure 16	Valuation Method	Valuation Report	Drive-by	MS	Missing Source
307	Procedure 17	Amount Advanced	Offer Letter/Loan Agreement	£224,000.00	MS	Missing Source
307	Procedure 18	Borrower Name	Offer Letter/Loan Agreement	Does the Borrower Name per the source match the IT System?	MS	Missing Source
307	Procedure 19	Interest Rate Type	Offer Letter/Loan Agreement	Floating rate loan (for life)	MS	Missing Source
307	Procedure 20	Maturity Date	Offer Letter/Loan Agreement	10/13/2047	MS	Missing Source
307	Procedure 21	Original Loan Term	Offer Letter/Loan Agreement	300	MS	Missing Source
307	Procedure 22	Repayment Type	Offer Letter/Loan Agreement	Interest Only	MS	Missing Source
307	Procedure 23	Security Address	Offer Letter/Loan Agreement	Does the Security Address per the source match the IT System?	MS	Missing Source
307	Procedure 24	Signatures	Offer Letter/Loan Agreement	Is the document signed?	MS	Missing Source
20	Procedure 25	Borrower Name	Legal Charge/Certificate of Title/Report on Title/Land Registry	Does the Borrower Name per the source match the IT System?	MS	Missing Source
20	Procedure 26	Security Address	Legal Charge/Certificate of Title/Report on Title/Land Registry	Does the Security Address per the source match the IT System?	MS	Missing Source
1	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
2	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
5	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
10	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
15	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
19	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
20	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
34	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
47	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
48	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
51	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
58	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
62	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
66	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
71	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
72	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
73	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
79	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
86	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
90	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
92	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
94	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
102	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
113	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
115	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
116	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
130	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
135	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
136	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
141	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
147	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
148	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
150	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
154	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
163	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
164	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
187	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
194	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
195	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
264	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
266	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
275	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
278	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
296	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
304	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
308	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
320	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
329	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
376	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
385	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source
398	Procedure 35	First Charge	Report on Title/Land Registry	Together hold the First Charge	MS	Missing Source